Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt
Debt
As of December 31, 2017, the principal amount of our outstanding indebtedness totaled $28.3 billion, which excluded fair value adjustments of $0.3 billion and debt issuance costs and debt discounts of $0.2 billion. As of December 31, 2017, our undrawn lines of credit were approximately $6.7 billion, subject to certain conditions, including compliance with certain financial covenants. As of December 31, 2017, we remained in compliance with the respective financial covenants across our various debt obligations.
The following table provides a summary of our indebtedness as of December 31, 2017 and 2016:

	As of December 31,
	2017						2016
Debt Obligation	Collateral (Number of aircraft)	Commitment	Undrawn amounts	Outstanding	Weighted average interest rate (a)	Maturity	Outstanding
Unsecured
ILFC Legacy Notes		$5,670,000	$—	$5,670,000	6.32%	2018 - 2022	$7,670,000
AerCap Aviation Notes		—	—	—	—	—	300,000
AerCap Trust & AICDC Notes		8,399,864	—	8,399,864	4.12%	2019 - 2027	6,399,864
Asia Revolving Credit Facility		600,000	300,000	300,000	3.44%	2020	—
Citi Revolving Credit Facility		3,895,000	3,895,000	—	—	2021	—
AIG Revolving Credit Facility		200,000	200,000	—	—	2019	—
Other unsecured debt		550,000	—	550,000	3.11%	2020 - 2021	—
Fair value adjustment		NA	NA	286,426	NA	NA	430,348
TOTAL UNSECURED		19,314,864	4,395,000	15,206,290			14,800,212
Secured
Export credit facilities	71	1,241,262	—	1,241,262	2.59%	2018 - 2027	1,722,376
Senior Secured Notes	81	1,275,000	—	1,275,000	7.13%	2018	1,275,000
Institutional secured term loans & secured portfolio loans	239	6,943,431	690,000	6,253,431	3.55%	2020 - 2030	5,028,623
ALS II debt		—	—	—	—	—	17,746
AerFunding Revolving Credit Facility	18	2,500,000	1,621,576	878,424	3.43%	2022	596,819
AeroTurbine Revolving Credit Agreement		—	—	—	—	—	125,000
Other secured debt	94	2,139,360	—	2,139,360	3.66%	2018 - 2035	2,670,325
Fair value adjustment		NA	NA	31,482	NA	NA	82,251
TOTAL SECURED		14,099,053	2,311,576	11,818,959			11,518,140
Subordinated
ECAPS Subordinated Notes		1,000,000	—	1,000,000	4.47%	2065	1,000,000
Junior Subordinated Notes		500,000	—	500,000	6.50%	2045	500,000
Subordinated debt joint ventures partners		55,780	—	55,780	2.26%	2022	55,780
Fair value adjustment		NA	NA	(229)	NA	NA	(232)
TOTAL SUBORDINATED		1,555,780	—	1,555,551			1,555,548
Debt issuance costs and debt discounts		NA	NA	(160,061)	NA	NA	(156,901)
	503	$34,969,697	$6,706,576	$28,420,739			$27,716,999

(a)
The weighted average interest rate for our floating rate debt is calculated based on the U.S. dollar LIBOR rate as of the last interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs and debt discounts.

As of December 31, 2017, all debt was guaranteed by us with the exception of the AerFunding revolving credit facility and the Glide Funding term loan facility. As of December 31, 2017, a further $166.1 million included in other secured debt was limited recourse in nature.
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs and debt discounts) as of December 31, 2017 were as follows:

Maturities of debt financing
2018	$3,177,358
2019	4,191,915
2020	4,201,661
2021	3,671,914
2022	6,315,915
Thereafter	6,704,358
$28,263,121

During the years ended December 31, 2017, 2016 and 2015, we recorded amortization expense for debt issuance costs and debt discounts of $65.4 million, $55.8 million and $45.6 million, respectively. The unamortized debt issuance costs and debt discounts as of December 31, 2017 are expected to be amortized through 2045.
ILFC Legacy Notes
As of December 31, 2017, we had an aggregate outstanding principal amount of senior unsecured notes of $5.7 billion issued by ILFC prior to the ILFC Transaction (the “ILFC Legacy Notes”). The ILFC Legacy Notes have maturities ranging through 2022. The fixed rate notes bear interest at rates ranging from 3.875% to 8.625%. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.
The indentures governing the ILFC Legacy Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries’, ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iii) designate restricted subsidiaries as unrestricted subsidiaries or designate unrestricted subsidiaries; (iv) make investments in or transfer assets to unrestricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets. The indentures also provide for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indentures, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the indentures may immediately become due and payable.
Upon consummation of the ILFC Transaction, AerCap Trust became the successor issuer under the ILFC Legacy Notes indentures. ILFC also agreed to continue to be co-obligor. In addition, AerCap Holdings N.V. and certain of its subsidiaries became guarantors of the ILFC Legacy Notes.
AerCap Aviation Notes
In May 2012, AerCap Aviation Solutions B.V. issued $300.0 million of 6.375% senior unsecured notes due 2017 (the “AerCap Aviation Notes”). The AerCap Aviation Notes were guaranteed by AerCap Holdings N.V. and AerCap Ireland. In May 2017 we repaid the AerCap Aviation Notes in full.
AerCap Trust & AICDC Notes
From time to time since the completion of the ILFC Transaction, AerCap Trust and AICDC have co-issued additional senior unsecured notes (the “AGAT/AICDC Notes”). The proceeds from these offerings have been used for general corporate purposes.
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2017:

	As of December 31, 2017
	Amount outstanding	Interest rate	Maturity
May 2014 Notes	$2,199,864	3.75% - 4.50%	2019 - 2021
September 2014 Notes	800,000	5.00%	2021
June 2015 Notes	1,000,000	4.25% - 4.625%	2020 - 2022
October 2015 Notes	1,000,000	4.625%	2020
May 2016 Notes	1,000,000	3.95%	2022
January 2017 Notes	600,000	3.50%	2022
July 2017 Notes	1,000,000	3.65%	2027
November 2017 Notes	800,000	3.50%	2025
Total	$8,399,864

In January 2018, AerCap Trust and AICDC co-issued $600 million aggregate principal amount of 3.30% senior notes due 2023 and $550 million aggregate principal amount of 3.875% senior notes due 2028. The proceeds from the offering were used for general corporate purposes.
The AGAT/AICDC Notes are registered with the SEC. The AGAT/AICDC Notes are jointly and severally and fully and unconditionally guaranteed by AerCap Holdings N.V. (the “Parent Guarantor”) and by AerCap Ireland, AerCap Aviation Solutions, ILFC and AerCap U.S. Global Aviation LLC. Except as described below, the AGAT/AICDC Notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements. We may redeem each series of the AGAT/AICDC Notes in whole or in part, at any time, at a price equal to 100% of the aggregate principal amount plus the applicable “make-whole” premium plus accrued and unpaid interest, if any, to the redemption date. The “make-whole” premium is the excess of:
(i)  the sum of the present value at such redemption date of all remaining scheduled payments of principal and interest on such note through the stated maturity date of the notes (excluding accrued but unpaid interest to the redemption date), discounted to the date of redemption using a discount rate equal to the treasury rate plus 50 basis points; over
(ii)  the principal amount of the notes to be redeemed.
The indentures governing the AGAT/AICDC Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries’, ability to incur liens on assets and to consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets. The indentures also provide for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the AGAT/AICDC Notes, the failure to comply with covenants and agreements specified in the indentures, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the indentures may immediately become due and payable.
Asia Revolving Credit Facility
In December 2015, AerCap Holdings N.V. entered into a $575.0 million unsecured revolving and term loan agreement (the “Asia Revolver”). In 2016, the facility was increased to $600.0 million. The Asia Revolver is a five-year facility, split between a three-year revolving period followed by a two-year term loan. The interest rate for borrowings under the Asia Revolver is LIBOR plus a margin of 1.95% during the revolving period, with the margin increasing to 2.25% during the first year of the term loan and increasing to 2.50% during the second year of the term loan.
The outstanding principal amount of any loans under the Asia Revolver at the end of the three-year revolving period will be amortized over the remaining two-year term out period of the facility. One-third of the balance is to be repaid in December 2019 and the remaining two-thirds must be repaid in December 2020.
All borrowings under the Asia Revolver are subject to the satisfaction of customary conditions precedent. We have the right to terminate or cancel, in whole or in part, the unused portion of the commitment amount.
The Asia Revolver contains covenants customary for unsecured financings, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity, a minimum fixed charges coverage ratio and a maximum ratio of unencumbered assets to certain financial indebtedness.
Citi Revolving Credit Facility
In March 2014, AICDC entered into a $2.75 billion four-year senior unsecured revolving credit facility (the “Citi Revolver”), which became effective upon completion of the ILFC Transaction. The facility has an accordion feature permitting increases to a maximum size of $4.0 billion. The obligations under the Citi Revolver are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
In February 2017, the facility was upsized to $3.75 billion and the maturity of the facility was extended to February 2021. The interest rate for borrowings under the Citi Revolver was reduced from a base rate of LIBOR plus a margin of 2.0% for drawn facilities to a margin of 1.50%. In September 2017, the facility was upsized to $3.895 billion and in February 2018, the facility was further upsized to $4.0 billion, in each case with the same pricing levels. All borrowings under the facility are subject to the satisfaction of customary conditions precedent. We have the right to terminate or cancel, in whole or in part, the unused portion of the commitment amount.
The Citi Revolver contains covenants customary for unsecured financings, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity, a minimum interest coverage ratio and a maximum ratio of unencumbered assets to certain financial indebtedness. The facility also contains covenants that, among other things, restrict, subject to certain exceptions, the ability of AerCap to sell assets, make certain restricted payments and incur certain liens.
AIG Revolving Credit Facility
In December 2013, AICDC entered into a $1.0 billion five-year senior unsecured revolving credit facility (the “AIG Revolver”), with AIG as lender and administrative agent, which became effective upon completion of the ILFC Transaction. The interest rate for borrowings under the facility is, at our option, either (i) LIBOR plus 3.75%; or (ii) 2.75% plus the greatest of (x) the U.S. federal funds rate plus 0.50%; (y) the rate of interest publicly announced from time to time by Citibank, N.A. as its “base rate;” and (z) one-month LIBOR plus 1.00%. The obligations under the AIG Revolver are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
In June 2015, the amount available under the AIG revolving credit facility was reduced from $1.0 billion to $500.0 million upon the issuance of the Junior Subordinated Notes.
In December 2017, the amount available under the AIG revolving credit facility was reduced from $500.0 million to $200.0 million and the maturity of the facility was extended from May 2019 to October 2019. All other terms remain unchanged.
All borrowings under the facility are subject to the satisfaction of customary conditions precedent. We have the right to terminate or cancel, in whole or in part, the unused portion of the commitment amount.
The AIG Revolver contains covenants customary for unsecured financings, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity, a minimum interest coverage ratio and a maximum ratio of unencumbered assets to certain financial indebtedness. The facility also contains covenants that, among other things, restrict, subject to certain exceptions, the ability of AerCap to sell assets, make certain restricted payments and incur certain liens.
Export credit facilities
The net book value of aircraft pledged under the export credit facilities was approximately $3.0 billion as of December 31, 2017.
The following table provides details regarding the terms of our outstanding export credit facilities:

	As of December 31, 2017
	Collateral (Number of aircraft)	Amount outstanding	Tranche	Weighted average interest rate	Maturity
2003 Airbus ECA facility	11	$85,961	Floating Rate	Three month LIBOR + 0.43%	2018-2020
2004 Airbus ECA facility	23	159,856	Floating Rate	Six month LIBOR + 1.49%	2018-2019
	8	52,412	Fixed Rate	3.85%	2018-2020
2008 Airbus ECA facility	2	73,118	Floating Rate	Three month LIBOR + 0.97%	2022-2023
	11	241,682	Fixed Rate	2.70%	2021-2023
2009 Airbus ECA facility	2	30,602	Floating Rate	Three month LIBOR + 1.11%	2022
	2	30,194	Fixed Rate	4.60%	2021-2022
Airbus ECA capital markets facilities	3	89,806	Fixed Rate	3.60%	2021
Other Airbus ECA facilities	5	281,458	Fixed Rate	2.38%	2024-2027
2010 Ex-Im facilities	2	23,923	Fixed Rate	2.95%	2022
2012 Ex-Im capital markets facility	2	172,250	Fixed Rate	1.49%	2025
Total	71	$1,241,262

In February 2018, the 2004 Airbus ECA facility was fully repaid and terminated.
The principal amounts under the export credit facilities amortize over ten to 12-year terms. The export credit facilities require that SPEs controlled by the respective borrowers hold legal title to the financed aircraft. The export credit facilities obligations are secured by, among other things, a pledge of the shares of the SPEs.
The export credit facilities contain affirmative covenants customary for secured financings, in addition to customary events of default and restrictive covenants. The facilities also contain net worth financial covenants. As of December 31, 2017, AerCap was in compliance with its covenants under the export credit facilities.
The obligations under export credit facilities are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries, as well as various export credit agencies.
Senior Secured Notes
In August 2010, ILFC issued $3.9 billion of senior secured notes (the “Senior Secured Notes”), with $1.35 billion that matured in September 2014 and bore interest of 6.5%, $1.275 billion that matured in September 2016 and bore interest of 6.75%, and $1.275 billion maturing in September 2018 and bearing interest of 7.125%. Upon consummation of the ILFC Transaction, AerCap Trust became the successor issuer under the indenture governing the Senior Secured Notes. ILFC also agreed to continue to be a co-obligor. We can redeem the Senior Secured Notes at any time prior to their maturity, subject to a penalty of the greater of 1.00% of the outstanding principal amount and a “make-whole” premium based on the relevant U.S. Treasury Rate plus 50 basis points. There is no sinking fund for the Senior Secured Notes.
The obligations of the subsidiary borrower are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
The Senior Secured Notes are secured by a designated pool of aircraft and cash collateral when required. In addition, two of our subsidiaries, which either own or hold leases attached to the aircraft included in the pool securing the Senior Secured Notes, have guaranteed the notes.
The indenture and the aircraft mortgage and security agreement governing the Senior Secured Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries’, ability to (i) create liens; (ii) sell, transfer or otherwise dispose of the assets serving as collateral for the Senior Secured Notes; (iii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iv) designate restricted subsidiaries as unrestricted subsidiaries or designate unrestricted subsidiaries; and (v) make investments in or transfer assets to unrestricted subsidiaries.
The indenture restricts our, and the subsidiary guarantors’, ability to consolidate, merge, sell or otherwise dispose of all, or substantially all, of our assets. The indenture also provides for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the Senior Secured Notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the Senior Secured Notes may immediately become due and payable.
Institutional secured term loans & secured portfolio loans
Hyperion facility
In March 2014, one of ILFC’s indirect wholly-owned subsidiaries entered into a secured term loan agreement in the amount of $1.5 billion. In January 2017, the facility was amended to extend the maturity to October 2023 and to reduce the margin above LIBOR from 2.75% to 2.25%. In August 2017, the facility was amended to reduce the margin above LIBOR to 2.00%. The facility was amended again in March 2018 to further reduce the margin above LIBOR to 1.75%. We can voluntarily prepay the loan at any time, subject to certain conditions.
The obligations of the subsidiary borrower are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
The loan is secured by the equity interests in the borrower and certain SPE subsidiaries of the borrower. The SPEs hold title to 81 aircraft with an appraised value of approximately $2.23 billion as of December 31, 2017, representing a loan-to-value ratio of approximately 67%. The loan requires a loan-to-value ratio of no more than 70%. If the maximum loan-to-value ratio is exceeded, we will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than 70%.
The loan contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.
Vancouver facility
In February 2012, one of ILFC’s indirect wholly-owned subsidiaries entered into a secured term loan agreement in the amount of $900.0 million. In April 2013, ILFC amended the agreement and simultaneously prepaid $150.0 million of the outstanding principal amount, reducing the amount outstanding to $750.0 million. In December 2016, the facility was amended to extend the maturity to October 2022 and to reduce the margin above LIBOR from 2.75% to 2.25%. In August 2017, the facility was amended to reduce the margin above LIBOR to 2.00%. The facility was amended again in February 2018 to further reduce the margin above LIBOR to 1.75%. We can voluntarily prepay the loan at any time, subject to certain conditions.
The obligations of the subsidiary borrower are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
The loan is secured by the equity interests in certain SPEs of the subsidiary borrower. As of December 31, 2017, the SPEs collectively own a portfolio of 51 aircraft with an appraised value of approximately $1.31 billion, equaling a loan-to-value ratio of approximately 57%. The loan requires a loan-to-value ratio of no more than 63%. If the maximum loan-to-value ratio is exceeded, we will be required to prepay a portion of the outstanding loan, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than 63%.
The loan contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.
Temescal facility
In March 2011, one of ILFC’s indirect wholly-owned subsidiaries entered into a secured term loan agreement with lender commitments in the amount of approximately $1.3 billion, which was subsequently increased to approximately $1.5 billion. As of December 31, 2017, approximately $773.7 million was outstanding. In February 2017, AerCap extended the maturity of the Temescal facility from March 2021 to March 2023 and reduced the margin above LIBOR from 2.00% to 1.95%. We can voluntarily prepay the loan at any time, subject to certain conditions.
The obligations of the subsidiary borrower are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
The loan is secured by a portfolio of 50 aircraft and the equity interests in certain SPEs that own the pledged aircraft. As of the latest loan-to-value ratio determination date, the appraised value of the pledged aircraft was $1.59 billion, resulting in a loan-to-value ratio of approximately 52%. The subsidiary borrower is required to maintain compliance with a maximum loan-to-value ratio, which was 54% as of the latest loan-to-value ratio determination date. The maximum loan-to value ratio declines over time, as set forth in the term loan agreement. If the maximum loan-to-value ratio is exceeded, we will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to the SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio. As of December 31, 2017, we were in compliance with this ratio.
The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.
Glide Funding facility
Glide Funding Limited (“Glide Funding”) is a SPE that is a wholly-owned subsidiary of AerCap Ireland. Glide Funding is a consolidated subsidiary formed for the purpose of acquiring and financing aircraft assets. In December 2015, Glide Funding entered into a non-recourse term loan credit facility in the aggregate amount of up to $500.0 million with a term of five years, which would be used to finance the acquisition of up to nine specified aircraft under the facility.
As of December 31, 2017, Glide Funding had $436.3 million of loans outstanding, relating to nine aircraft. Borrowings under the Glide Funding term loan facility bear interest at a rate equal to one-month LIBOR plus 1.60%. Principal may be prepaid without penalty upon notice, subject to certain conditions. Mandatory partial prepayments of borrowings under the facility are required in certain circumstances, including upon removal of an aircraft from the facility, unless an acceptable substitute aircraft is added to the facility. The loan obligations are secured by, among other things, security interests in the equity ownership and beneficial interest in all of the subsidiaries of Glide Funding that own or lease its financed aircraft, and their interests in the leases of the financed aircraft.
The facility contains customary covenants and events of default, including covenants that limit the ability of Glide Funding and its subsidiaries to incur additional indebtedness and create liens, to consolidate, merge or dispose of all or substantially all of their assets and to enter into transactions with affiliates.
Celtago facility
Celtago Funding Limited (“Celtago”) is a wholly-owned subsidiary of AerCap Ireland. Celtago was formed for the purpose of acquiring and financing aircraft assets. In December 2015, Celtago entered into a secured term loan agreement with lender commitments in the amount of $817.0 million, which is being used to finance 13 aircraft, with a maturity date of December 2024.
Borrowings under the term loan facility bear interest at three-month LIBOR plus a margin of 1.50%, or, if applicable, a base rate plus a margin of 1.50%. The loans can be voluntarily prepaid at any time, subject to certain conditions. Celtago’s obligations under the term loan facility are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. As of December 31, 2017, Celtago had $718.1 million of loans outstanding relating to 13 aircraft.
The term loan facility contains customary covenants and events of default, including covenants that limit the ability of Celtago and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors and Celtago and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets or enter into transactions with affiliates.
BlowfishFunding facility
BlowfishFunding B.V. (“Blowfish”) is a wholly-owned subsidiary of AerCap B.V. Blowfish was formed for the purpose of financing aircraft assets. In April 2016, Blowfish entered into a new secured term loan agreement with lender commitments in the amount of $650.0 million, which is being used to finance nine aircraft. The loan has a maturity date of December 2022.
Borrowings under the term loan facility bear interest at three-month LIBOR plus a margin of 1.65%, or, if applicable, a base rate plus a margin of 1.65%. The loans can be voluntarily prepaid at any time, subject to certain conditions. Blowfish’s obligations under the term loan facility are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. As of December 31, 2017, Blowfish had $580.1 million of loans outstanding relating to nine aircraft.
The term loan facility contains customary covenants and events of default, including covenants that limit the ability of Blowfish and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors and Blowfish and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets or enter into transactions with affiliates.
Celtago II facility
Celtago II Funding Limited (“Celtago II”) is a wholly-owned subsidiary of AerCap Ireland. Celtago II was formed for the purpose of acquiring and financing aircraft assets. In July 2016, Celtago II entered into a new secured term loan agreement with lender commitments in the amount of $684.0 million, which is being used to finance 13 aircraft. The loan has a maturity date of November 2022.
Borrowings under the term loan facility bear interest at three-month LIBOR plus a margin of 1.75%, or, if applicable, a base rate plus a margin of 1.75%. The loans can be voluntarily prepaid at any time, subject to certain conditions. Celtago II’s obligations under the term loan facility are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. As of December 31, 2017, Celtago II had $629.8 million of loans outstanding relating to 13 aircraft.
The term loan facility contains customary covenants and events of default, including covenants that limit the ability of Celtago II and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors and Celtago II and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets or enter into transactions with affiliates.
Iridium facility
Iridium Funding Limited (“Iridium”) is a wholly-owned subsidiary of AerCap Ireland. Iridium was formed for the purpose of acquiring and financing aircraft assets. In November 2016, Iridium entered a new secured term loan agreement with lender commitments in the amount of $595.0 million, which is being used to finance eight aircraft. The loan has a maturity date of May 2024.
Borrowings under the term loan facility bear interest at three-month LIBOR plus a margin of 1.75%, or, if applicable, a base rate plus a margin of 1.75%. The loans can be voluntarily prepaid at any time, subject to certain conditions. Iridium’s obligations under the term loan facility are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. As of December 31, 2017, Iridium had $559.3 million of loans outstanding relating to eight aircraft.
The term loan facility contains customary covenants and events of default, including covenants that limit the ability of Iridium and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors and Iridium and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets or enter into transactions with affiliates.
Scandium facility
Scandium Funding Limited (“Scandium”) is a wholly-owned subsidiary of AerCap Ireland. Scandium was formed for the purpose of acquiring and financing aircraft assets. In December 2017, Scandium entered a new secured term loan agreement with lender commitments in the amount of $805.0 million, which is being used to finance up to 11 aircraft. The loan has a maturity date of May 2025.
Borrowings under the term loan facility bear interest at three-month LIBOR plus a margin of 1.60%, or, if applicable, a base rate plus a margin of 1.60%. The loans can be voluntarily prepaid at any time, subject to certain conditions. Scandium’s obligations under the term loan facility are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. As of December 31, 2017, Scandium had $113.5 million of loans outstanding relating to one aircraft.
The term loan facility contains customary covenants and events of default, including covenants that limit the ability of Scandium and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors and Scandium and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets or enter into transactions with affiliates.
ALS II debt
In June 2008, we completed a securitization in which ALS II, a SPE formed for the purpose of the securitization, issued securitized class A-1 notes and class A-2 notes, representing interests in certain lease receivables, to holders who committed to advance funds in connection with the purchase of certain aircraft. The ALS II senior Class A notes were repaid in full in January 2017.
AerFunding Revolving Credit Facility
AerFunding 1 Limited (“AerFunding”) is a SPE whose share capital is owned 95% by a charitable trust and 5% by AerCap Ireland. AerFunding is a consolidated subsidiary formed for the purpose of acquiring aircraft assets. In April 2006, AerFunding entered into a non-recourse senior secured revolving credit facility in the aggregate amount of up to $1.0 billion.
In August 2017, the facility was amended to allow for a three-year revolving period, effective December 11, 2017 and on December 11, 2017, the maximum facility size increased to $2.5 billion. Following the revolving credit period,there is a two year term out period to December 2022. The maturity date of the AerFunding revolving credit facility is December 10, 2022.
The net book value of aircraft pledged to lenders under the credit facility was $1.1 billion as of December 31, 2017.
Borrowings under the AerFunding revolving credit facility can be used to finance between 73.5% and 80.0% of the lower of the purchase price and the appraised value of the eligible aircraft. Eligible aircraft include Airbus A320 Family, Airbus A330 and Airbus A350 aircraft, Boeing 737-700, 800, 900ER and MAX aircraft, Boeing 777 aircraft, Boeing 787 aircraft, and Embraer E190 and E195 aircraft. In addition, value enhancing expenditures and required liquidity reserves are also funded by the lenders. All borrowings under the AerFunding revolving credit facility are subject to the satisfaction of customary conditions and restrictions on the purchase of aircraft that would result in our portfolio becoming too highly concentrated, with regard to both aircraft type and geographical location. The borrowing period during which new advances may be made under the facility will expire in December 2020.
Borrowings under the AerFunding revolving credit facility bear interest based on the Eurodollar rate plus the applicable margin. The following table presents the applicable margin for the borrowings under the AerFunding revolving credit facility during the periods specified:

Applicable margin
Borrowing period (a)	2.00%
Period from December 11, 2020 to December 10, 2021	2.75%
Period from December 11, 2021 to December 10, 2022	3.50%

(a)	The borrowing period is until December 10, 2020, after which the loan converts to a term loan.
Additionally, we are subject to (i) a 0.375% fee on any portion of the unused loan commitment if the average facility utilization is greater than 50% during a period; or (ii) a 0.50% fee on any unused portion of the unused loan commitment if the average facility utilization is less than 50% during a period.
Interest on the loans is due on a monthly basis. Principal on the loans amortizes on a monthly basis to the extent funds are available. All outstanding principal not paid during the term is due on the maturity date.
Advances under the AerFunding revolving credit facility may be prepaid without penalty upon notice, subject to certain conditions. Mandatory partial prepayments of borrowings under the AerFunding revolving credit facility are required:

•	Upon the sale of certain assets by the borrower, including any aircraft or aircraft engines financed or refinanced with proceeds from the AerFunding revolving credit facility;

•	Upon the occurrence of an event of loss with respect to an aircraft or aircraft engine financed with proceeds from the AerFunding revolving credit facility from the proceeds of insurance claims; and

•	Upon the securitization of any interests or leases with respect to aircraft or aircraft engines financed with proceeds from the AerFunding revolving credit facility.
AerFunding is required to maintain up to 5.0% of the borrowing value of the aircraft in reserve for the benefit of the lenders. Amounts held in reserve for the benefit of the lenders are available to the extent that there are insufficient funds to pay required expenses, hedge payments, or principal of or interest on the loans on any payment date. The amounts on reserve are funded by the lenders. Borrowings under the AerFunding revolving credit facility are secured by, among other things, security interests in and pledges or assignments of equity ownership and beneficial interests in all of the subsidiaries of AerFunding, as well as by AerFunding’s interests in the leases of its assets.
AeroTurbine Revolving Credit Agreement
In November 2014, AeroTurbine entered into an amended and restated credit facility providing for a maximum aggregate available amount of $550.0 million, subject to availability determined by a calculation utilizing AeroTurbine’s aircraft assets and accounts receivable. In February 2017, the facility was fully repaid and terminated.
Other secured debt
AerCap Holdings N.V. has entered into various other commercial bank financings to fund the purchase of aircraft and for general corporate purposes. The following table provides details regarding the terms of these financings:

	As of December 31, 2017
	Collateral (Number of aircraft)		Amount outstanding	Tranche	Weighted average interest rate	Maturity
SkyFunding I facility	7		$126,617	Floating rate	3 month LIBOR plus 2.85%	2021-2022
	5		90,140	Fixed rate	4.56%	2021-2022
Camden facility	7		144,894	Fixed rate	3.90%	2022
AerCap Partners I facility	7		59,851	Floating rate	3 month LIBOR plus 1.65%	2020
StratusFunding facility	2		143,482	Floating rate	3 month LIBOR plus 1.95%	2026
	2		142,988	Fixed rate	3.93%	2021-2026
CieloFunding facility	1		35,968	Floating rate	3 month LIBOR plus 2.60%	2020
	2		56,862	Fixed rate	3.68%	2020
CieloFunding II facility	1		25,122	Floating rate	3 month LIBOR plus 2.10%	2020
	1		26,840	Fixed rate	3.14%	2020
CloudFunding facilities	15		200,781	Fixed rate	4.00%	2022-2026
Secured commercial bank financings	32	(a)	855,916	Floating rate	LIBOR plus 2.10%	2018-2026
	12		229,899	Fixed rate	4.13%	2018-2035
Total	94		$2,139,360

(a)	22 engines are pledged as collateral in addition to the aircraft.
In January 2018, the SkyFunding I facility was fully repaid and terminated.
The majority of the financings are secured by, among other things, a pledge of the shares of the subsidiaries owning the related aircraft, a guarantee from AerCap Holdings N.V. and, in certain cases, a mortgage on the applicable aircraft. All of our financings contain affirmative covenants customary for secured financings.
ECAPS Subordinated Notes
In December 2005, ILFC issued two tranches of subordinated notes in an aggregate principal amount of $1.0 billion. The $400.0 million tranche had a call option date of December 21, 2015 and had a fixed interest rate of 6.25% until the 2015 call option date. We did not exercise the call option. After the call option date, the interest rate changed to a floating rate, with a margin of 1.80% plus the highest of three-month LIBOR, ten-year constant maturity treasury, and 30-year constant maturity treasury. The interest rate on the $600.0 million tranche is a floating rate with a margin of 1.55% plus the highest of three-month LIBOR, ten-year constant maturity treasury, and 30-year constant maturity treasury. We can call either tranche at any time and the interest rate resets quarterly.
In July 2013, ILFC amended the financial tests in both tranches of notes by changing the method of calculating the ratio of equity to total managed assets and the minimum fixed charge coverage ratio. Failure to comply with these financial tests will result in a “mandatory trigger event.” If a mandatory trigger event occurs and we are unable to raise sufficient capital in a manner permitted by the terms of the subordinated debt to cover the next interest payment on the subordinated debt, a “mandatory deferral event” will occur, requiring us to defer all interest payments and prohibiting the payment of cash dividends on AerCap Trust’s or ILFC’s capital stock or its equivalent until both financial tests are met or we have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.
Upon consummation of the ILFC Transaction, the subordinated notes were assumed by AerCap Trust, and AerCap Holdings N.V. and certain of its subsidiaries became guarantors. ILFC remains a co-obligor under the indentures governing the subordinated notes.
Junior Subordinated Notes
In June 2015, AerCap Trust issued $500.0 million of junior subordinated notes due 2045. The Junior Subordinated Notes initially bear interest at a fixed interest rate of 6.50%, and beginning in June 2025, will bear interest at a floating rate of three-month LIBOR plus 4.30%. The notes were issued to AIG as payment for a portion of the Share Repurchase from AIG. The amount available under the AIG revolving credit facility was reduced from $1.0 billion to $500.0 million upon the issuance of the Junior Subordinated Notes. AIG no longer holds any of the Junior Subordinated Notes.
We may defer any interest payments on the Junior Subordinated Notes for up to five consecutive years for one or more deferral periods. At the end of five years following the commencement of any deferral period, we must pay all accrued and unpaid deferred interest, including compounded interest. During a deferral period, interest will continue to accrue on the Junior Subordinated Notes and deferred interest will bear additional interest, compounded on each interest payment date. If we have paid all deferred interest (including compounded interest thereon) on the Junior Subordinated Notes, then we may again defer interest payments.
The Junior Subordinated Notes are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
We may at our option redeem the Junior Subordinated Notes before their maturity (i) in whole or in part, at any time and from time to time, on or after June 15, 2025 at 100% of their principal amount plus any accrued and unpaid interest thereon; (ii) in whole, but not in part, before June 15, 2025 at the make-whole redemption price, if an applicable rating agency makes certain changes to the equity credit criteria for securities such as the Junior Subordinated Notes; (iii) in whole, but not in part, at any time at 100% of their principal amount plus any accrued and unpaid interest thereon in the event that we become or would become obligated to pay any additional amounts as a result of a change in tax laws, regulations or official interpretations; or (iv) in whole, but not in part, at 101% of their principal amount plus any accrued and unpaid interest thereon within 60 days after the occurrence of a “change of control triggering event” consisting of a change of control and a decline in the rating of our senior unsecured debt securities by two applicable rating agencies. In the event that we do not redeem the Junior Subordinated Notes in connection with a change of control triggering event, the then-applicable annual interest rate borne by the Junior Subordinated Notes will increase by 5.00%.
The Junior Subordinated Notes are junior subordinated unsecured obligations, rank equally with all of AerCap Trust’s future equally ranking junior subordinated indebtedness, if any, and are subordinate and junior in right of payment to all of AerCap Trust’s existing and future senior indebtedness.
Subordinated debt in joint venture partners
In 2008 and 2010, AerCap Holdings N.V. and our joint venture partners each subscribed a total of approximately $64.3 million of subordinated loan notes. The subordinated debt held by AerCap Holdings N.V. is eliminated in consolidation of the joint ventures. Interest on the subordinated loan notes accrues at a rate of 15.00% per annum in the case of the AerCap Partners II joint venture. In the case of the AerCap Partners I and AerCap Partners 767 joint ventures, interest originally accrued on the subordinated loan notes at a rate of 20.00% per annum, and following an amendment entered into in June 2013, the interest rate was reduced to 0% effective as of January 1, 2013. Where (i) the amount which, pursuant to the terms of the senior facility, is available to the joint ventures to make payments in respect of, amongst other things, the subordinated loan notes is insufficient to meet the interest payments; or (ii) the terms of the senior facility prohibit the payment in full of interest on the relevant payment date, then the joint venture partners must pay the maximum amount of interest that can properly be paid to the note holders on the relevant interest payment date and the unpaid interest carries interest at a rate of 19.50% per annum until paid.
The collateral granted in respect of the subordinated loan notes also secures the senior facility. The rights of the holders of subordinated loan notes in respect of this security are subordinated to the rights of the senior facility lenders, amongst others. The subordinated loan notes are fully subordinated in all respects including in priority of payment to, amongst other debts of the joint ventures, a senior debt facility. As is the case in respect of the senior facility, the obligation of the joint ventures to make payments in respect of the subordinated loan notes is limited in recourse to certain amounts actually received by the joint ventures.
Subject to certain conditions, including (while the senior facility security remains outstanding) the consent of the collateral trustee, the joint venture partners may at any time redeem all or any of the outstanding subordinated loan notes.